Consolidated Statements of Cash Flows	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)
Cash flows used in operating activities
Net loss	$ (1,622,000)	$ (210,654)	[1]
Adjustments to reconcile net loss to net cash used in operating activities
Accrued interest on related party notes payable	118,144	105,766
Amortization	8,626	5,016
Cash paid for interest		(5,252)
Forgiveness of debt	(13,858)	(255,493)
Share-based compensation	347,311
Changes in operating assets and liabilities
Prepaids and other receivables	(134,691)	5,863
Accounts payable	(13,735)	62,365
Accrued liabilities	60,738	8,451
Due to related parties	144,550	80,639
Net cash used in operating activities	(1,104,915)	(203,299)
Cash flows used in investing activities
Acquisition of equipment		(36,562)
Net cash used in investing activities		(36,562)
Cash flows provided by financing activities
Issuance of notes payable to related parties	39,497	352,862
Cash received on subscription to shares	555,211
Cash received on subscription to subscription receipts	929,870
Repayments of notes payable	(18,981)	(28,128)
Cash received from short sell fees	9,977
Net cash provided by financing activities	1,515,574	324,734
Effects of foreign currency exchange on cash	3,172	(37,441)
Increase in cash	413,831	47,432
Cash, beginning	60,486	13,054
Cash, ending	$ 474,317	$ 60,486

[1]	Restated for change in presentation currency (Notes 2(c) and 5)